Trade and Notes Payable (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Trade and Notes Payable
Trade payable for raw materials	¥ 34,839,546		¥ 15,410,150
Notes payable	17,030,551		4,614,179
Total	¥ 51,870,097	$ 7,305,750	¥ 20,024,329